NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2022
NONCONTROLLING INTEREST
NONCONTROLLING INTEREST

NOTE 11 – NONCONTROLLING INTEREST

Noncontrolling interests are classified as a separate line item in the equity section and disclosures in the Group’s consolidated financial statements have distinguished the interest of the Group from the interest of the noncontrolling interest holder. Prior to 2021, noncontrolling interest represented 49% ownership interests of Xishe Xianglin (Tianjin) Business Operation & Management Co., Ltd. owned by an unrelated third party. Xishe Xianglin (Tianjin) Business Operation & Management Co., Ltd. was dissolved in 2021 and deconsolidated from the consolidated financial statements ended December 31, 2021. Noncontrolling interest in 2021 represented 49% ownership interests of Mansions owned by other two unrelated parties. Mansions commenced its business in the UK in August 2021. In May 2022, the Company acquired 49% of ownership interests in Mansions owned by two unrelated parties with a consideration of one dollar each. There was no noncontrolling interest as of December 31, 2022.

Amount
Noncontrolling interest as of December 31, 2019	$(178,806)
Net loss attributable to noncontrolling interest – 2020	(4,146)
Foreign currency translation adjustment attributable to noncontrolling interest	9,132
Noncontrolling interest as of December 31, 2020	$(173,820)
Deconsolidated noncontrolling interest in 2021	173,820
Net loss attributable to noncontrolling interest – 2021	(7,048)
Foreign currency translation adjustment attributable to noncontrolling interest	143
Noncontrolling interest as of December 31, 2021	$(6,905)
Reclassified to retained deficits – January 1, 2022	7,048
Reclassified to accumulated other comprehensive income – January 1, 2022	(143)
Noncontrolling interest as of December 31, 2022	$—